INTEREST-BEARING LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTEREST-BEARING LIABILITIES
Consolidated statement of financial position value, liabilities	$ 507.8	$ 444.3
Liquidity risk
INTEREST-BEARING LIABILITIES
Consolidated statement of financial position value, liabilities	6,661.2	6,236.0
Liquidity risk | Loans from financial institutions, Repayments
INTEREST-BEARING LIABILITIES
Consolidated statement of financial position value, liabilities	2,154.4	1,965.5
Non-derivative financial liabilities, undiscounted cash flows	$ 2,154.4	$ 1,965.5
Liquidity risk | Loans from financial institutions, Repayments | Long term
INTEREST-BEARING LIABILITIES
Nominal interest rates	7.65%	5.13%
Liquidity risk | Loans from financial institutions, Repayments | Short term
INTEREST-BEARING LIABILITIES
Nominal interest rates	6.68%
Liquidity risk | Loans from financial institutions, Repayments | Short term | Minimum
INTEREST-BEARING LIABILITIES
Nominal interest rates		4.78%
Liquidity risk | Loans from financial institutions, Repayments | Short term | Maximum
INTEREST-BEARING LIABILITIES
Nominal interest rates	8.10%	7.78%
Liquidity risk | Loans from related parties, Repayments
INTEREST-BEARING LIABILITIES
Consolidated statement of financial position value, liabilities	$ 4,077.0	$ 4,039.0
Non-derivative financial liabilities, undiscounted cash flows	$ 4,077.0	$ 4,039.0
Liquidity risk | Loans from related parties, Repayments | Long term
INTEREST-BEARING LIABILITIES
Nominal interest rates	5.68%	5.38%
Liquidity risk | Loans from related parties, Repayments | Short term
INTEREST-BEARING LIABILITIES
Nominal interest rates	8.20%	3.06%
Liquidity risk | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Consolidated statement of financial position value, liabilities	$ 339.8	$ 196.5
Nominal interest rates	5.24%	4.46%
Non-derivative financial liabilities, undiscounted cash flows	$ 339.8	$ 196.5
Liquidity risk | Other interest-bearing liabilities, Repayments
INTEREST-BEARING LIABILITIES
Consolidated statement of financial position value, liabilities	$ 90.0	$ 35.0
Nominal interest rates	7.86%	7.10%
Non-derivative financial liabilities, undiscounted cash flows	$ 90.0	$ 35.0
Liquidity risk | Not later than one year
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	470.4	271.8
Liquidity risk | Not later than one year | Loans from financial institutions, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	291.0	173.3
Liquidity risk | Not later than one year | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	89.4	63.5
Liquidity risk | Not later than one year | Other interest-bearing liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	90.0	35.0
Liquidity risk | 1-2 years
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	69.1	65.7
Liquidity risk | 1-2 years | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	69.1	65.7
Liquidity risk | 2-3 years
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	1,909.2	24.5
Liquidity risk | 2-3 years | Loans from financial institutions, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	1,863.4
Liquidity risk | 2-3 years | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	45.8	24.5
Liquidity risk | 3-4 years
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	36.2	1,805.2
Liquidity risk | 3-4 years | Loans from financial institutions, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows		1,792.2
Liquidity risk | 3-4 years | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	36.2	13.0
Liquidity risk | Later than four years and not later than five years
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	35.5	9.5
Liquidity risk | Later than four years and not later than five years | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	35.5	9.5
Liquidity risk | Later than five years | Loans from related parties, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	4,077.0	4,039.0
Liquidity risk | Later than five years | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	99.2	29.8
Liquidity risk | Later than five years and after [member]
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	4,140.8	4,059.3
Liquidity risk | Later than five years and after [member] | Loans from related parties, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	4,077.0	4,039.0
Liquidity risk | Later than five years and after [member] | Lease liabilities, Repayments
INTEREST-BEARING LIABILITIES
Non-derivative financial liabilities, undiscounted cash flows	$ 63.8	$ 20.3